Segment Reporting (Details Narrative)	1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended
	May 06, 2026	Jun. 30, 2026	Jun. 30, 2025	May 06, 2026	Jun. 30, 2025
Revenue Benchmark [Member] | Non-US [Member] | Customer Concentration Risk [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Customer, Extent of Reliance [Line Items]
Concentration risk, percentage	0.00%	1.00%	0.00%	0.00%	0.00%